Accounts Receivable (Citadel) (Citadel Broadcasting Corp. [Member])	6 Months Ended
Jun. 30, 2011
Citadel Broadcasting Corp. [Member]
Accounts Receivable

3. Accounts Receivable

Accounts receivable, net on the accompanying consolidated condensed balance sheets consisted of the following:

	Successor
	June 30, 2011		December 31, 2010
	(in thousands)
Receivables	$147,894		$143,112
Allowance for estimated uncollectible accounts	(5,493	)(a)	(4,361	)(a)

Accounts receivable, net	$142,401		$138,751

(a)	Since the Company's accounts receivable balance reflected its estimated fair value as of the Fresh-Start Date, the allowance for estimated uncollectible accounts was zero as of that date. The balance of the allowance for estimated uncollectible accounts as of December 31, 2010 and June 30, 2011 has continued to build in relation to accounts receivable generated since the Fresh-Start Date.